Provisions - Environmental provision (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of other provisions [line items]
Discounted	£ 2,199	£ 2,052	£ 2,588
Real discount rate		1.00%	2.00%
Environmental
Disclosure of other provisions [line items]
Discounted	1,639	£ 1,531	£ 1,721
Undiscounted	1,765	1,645
Environmental | UK
Disclosure of other provisions [line items]
Discounted	189	213
Undiscounted	£ 210	£ 235
Real discount rate	1.00%	1.00%
Weighted average duration of cash flows	12 years
Environmental | US
Disclosure of other provisions [line items]
Discounted	£ 1,450	£ 1,318
Undiscounted	£ 1,555	£ 1,410
Real discount rate	1.00%	1.00%
Weighted average duration of cash flows	9 years